As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21167

NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman California Intermediate Municipal Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

January 31, 2009

Schedule of Investments California Intermediate Municipal Fund Inc.

(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)		($000's omitted)
Arizona (0.7%)
750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	638
California (145.4%)
270	Abag Fin. Au. Cert. of Participation Rev. (Channing House), Ser. 1999, 4.90%, due 2/15/09	270	ß
3,050	Abag Fin. Au. Cert. of Participation Rev. (Episcopal Homes Foundation), Ser. 1998, 5.13%, due 7/1/18	2,443	ß
1,000	Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003-C, 5.13%, due 3/1/18	897	ß
1,250	Alameda Co. Cert. of Participation Ref. Rev., Ser. 2001-A, (MBIA Insured), 5.38%, due 12/1/17	1,295
1,285	Bay Area Governments Assoc. BART SFO Extension Rev. (Arpt. Premium Fare), Ser. 2002-A, (AMBAC Insured), 5.00%, due 8/1/21	1,202
1,000	Burbank Pub. Svc. Dept. Elec. Rev., Ser. 1998, (FSA Insured), 5.13%, due 6/1/16	1,007
345	California Co. Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19	337
1,750	California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001-R, 5.00%, due 11/1/21	1,813	ß
2,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.88%, due 2/1/17	1,868
2,000	California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West), Ser. 2004-I, 4.95%, due 7/1/26 Putable 7/1/14	1,980	µß
2,000	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%, due 11/15/21	1,956	ß
1,000	California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente), Ser. 1998-B, 5.00%, due 10/1/20	1,000	ß
2,000	California Infrastructure & Econ. Dev. Bank Rev. (Bay Area Toll Bridges), Ser. 2003-A, (FGIC Insured), 5.00%, due 7/1/29 Pre-Refunded 1/1/28	2,309
500	California Muni. Fin. Au. Ed. Rev. (American Heritage Ed. Foundation Proj.), Ser. 2006-A, 5.00%, due 6/1/16	415	ß
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,064
4,000	California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.), Ser. 1996-A, (MBIA Insured), 5.35%, due 12/1/16	3,897	ß
1,500	California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.), Ser. 2002-B, 5.25%, due 6/1/23 Putable 12/1/17	1,298	µß
3,000	California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2005-C, 5.13%, due 11/1/23	2,138	ß
2,500	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002-A, 5.75%, due 5/1/17 Pre-Refunded 5/1/12	2,885
1,000	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002-A, 5.38%, due 5/1/22 Pre-Refunded 5/1/12	1,142
1,470	California St. Dept. of Wtr. Rev. (Ctrl. Valley Proj.), Ser. 2008-AE, 5.00%, due 12/1/20	1,658
2,250	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	2,338
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,118
1,000	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svc.) (Cap. East End), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/16	1,041
3,000	California St. Pub. Works Board Lease Rev. (Regents of the Univ. of California, UCLA Replacement Hosp.), Ser. 2002-A, (FSA Insured), 5.38%, due 10/1/13	3,277
1,000	California St. Univ. Fresno Assoc., Inc. Rev. (Auxiliary Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12	1,123
2,000	California Statewide CDA Cert. of Participation Rev. (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19	1,597	ß
1,630	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999, 5.38%, due 4/1/17	1,354	ß
1,000	California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser. 2005-A, 5.00%, due 3/1/20	919	ß
5,000	California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser. 2003-A, 6.00%, due 10/1/16	5,214	ß
1,500	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	1,125	ß
1,000	California Statewide CDA Rev. (Daughters of Charity Hlth.), Ser. 2005-G, 5.00%, due 7/1/22	720	ß
500	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	339	ß
1,020	Cerritos Pub. Fin. Au. Sub. Tax Allocation Rev. (Cerritos Redev. Proj.), Ser. 2002-B, 4.40%, due 11/1/16	1,009
2,550	Contra Costa Comm. College Dist. G.O., Ser. 2002, (FGIC Insured), 5.25%, due 8/1/17	2,767
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,136	ß
820	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007-B, 4.40%, due 9/1/12	756
250	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007-B, 4.40%, due 9/1/13	225
2,000	Fresno Joint Pwr. Fin. Au. Lease Rev. (Master Lease Proj.), Ser. 2008-A, 5.00%, due 4/1/23	2,025
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002-A, (MBIA Insured), 6.00%, due 2/1/17	1,121
2,835	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2002, (MBIA Insured), 5.00%, due 12/1/16	2,855
2,480	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2002, (MBIA Insured), 5.25%, due 12/1/17	2,501
1,000	Kings Canyon Joint Unified Sch. Dist. G.O., Ser. 2002, (FGIC Insured), 5.38%, due 8/1/17	1,059
1,245	Long Beach Bond Fin. Au. Tax Allocation Rev. (Downtown, North Long Beach, Poly High, & West Beach Redev. Proj.), Ser. 2002-A, (AMBAC Insured), 5.38%, due 8/1/17 Pre-Refunded 8/1/12	1,415
500	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	575
1,000	Los Angeles Co. Long Beach Unified Sch. Dist. G.O., Ser. 2002-D, (FSA Insured), 5.00%, due 8/1/17 Pre-Refunded 8/1/10	1,074
5,000	Los Angeles Dept. of Arpts. Rev. (Los Angeles Int'l Arpt.), Ser. 2002-A, (FGIC Insured), 5.25%, due 5/15/18	5,240
500	Marin Co. Dixie Elementary Sch. Dist. G.O., Ser. 2000-A, (FSA Insured), 5.38%, due 8/1/17	529
1,045	Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002, (AMBAC Insured), 5.00%, due 7/1/17	1,108
1,090	Moreland Sch. Dist. Ref. G.O., Ser. 2002, (FGIC Insured), 5.13%, due 9/1/17	1,156
1,000	Mountain House Pub. Fin. Au. Util. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	826
535	Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev., Ser. 2002, (FGIC Insured), 5.00%, due 1/1/16	558
565	Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev., Ser. 2002, (FGIC Insured), 5.00%, due 1/1/17	584
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.70%, due 9/1/18	392
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.75%, due 9/1/19	381
1,045	Oakland G.O., Ser. 2002-A, (FGIC Insured), 5.00%, due 1/15/15	1,108
1,210	Oakland G.O., Ser. 2002-A, (FGIC Insured), 5.00%, due 1/15/18	1,259
605	Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003, 5.00%, due 9/1/16 Pre-Refunded 3/1/13	691
635	Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003, 5.00%, due 9/1/17 Pre-Refunded 3/1/13	726
1,290	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/17	1,252
1,445	Oceanside Cert. of Participation Ref. Rev., Ser. 2003-A, (AMBAC Insured), 5.25%, due 4/1/14	1,611
3,890	Port of Oakland Ref. Rev., Ser. 2002-N, (MBIA Insured), 5.00%, due 11/1/13	3,935
2,655	Riverside Co. Eastern Muni. Wtr. Dist. Cert. of Participation Wtr. & Swr. Rev., Ser. 2001-A, (FGIC Insured), 5.00%, due 7/1/19	2,737
440	Roseville Stone Point Comm. Fac. District Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	385
400	Sacramento Co. Sanitation Dist. Fin. Au. Rev., Ser. 2000-A, 5.60%, due 12/1/17	400
2,600	Sacramento Muni. Util. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	3,009
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24	1,516
830	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.80%, due 9/1/15	830
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.90%, due 9/1/16	822
2,000	San Diego Unified Sch. Dist. G.O., Ser. 2002-D, (FGIC Insured), 5.25%, due 7/1/21	2,218
1,500	San Francisco City & Co. Int'l Arpt. Rev., Ser. 1999-23A, (FGIC Insured), 5.25%, due 5/1/16	1,511
5,000	San Francisco City & Co. Redev. Agcy. Lease Ref. Rev. (George R. Moscone Convention Ctr.), Ser. 2003, (FSA Insured), 5.00%, due 7/1/17	5,273
1,000	San Jose Arpt. Ref. Rev., Ser. 2003-B, (FSA Insured), 5.00%, due 3/1/11	1,048
1,615	San Jose Arpt. Ref. Rev., Ser. 2003-B, (FSA Insured), 5.00%, due 3/1/12	1,720
2,500	San Jose Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002-B, (AMBAC Insured), 5.25%, due 6/1/17	2,699
925	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	806	ß
4,000	San Mateo Co. Joint Pwr. Fin. Au. Lease Rev. (Youth Svc. Campus), Ser. 2008-A, 5.25%, due 7/15/28	4,003
1,620	Santa Clara Co. Fremont Union High Sch. Dist. G.O., Ser. 2002-C, (FSA Insured), 5.00%, due 9/1/20 Pre-Refunded 9/1/12	1,835
1,000	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2003, 6.13%, due 3/1/13	925	ñ
525	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.40%, due 7/1/13	494
505	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.50%, due 7/1/14	463
3,905	Solano Co. Cert. of Participation Rev., Ser. 2002, (MBIA Insured), 5.25%, due 11/1/17 Pre-Refunded 11/1/12	4,474
835	South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate Redev. Proj. Number 1), Ser. 2002, (XLCA Insured), 5.00%, due 9/1/16	826
1,250	Sunnyvale Sch. Dist. G.O. (Election 2004), Ser. 2005-A, (FSA Insured), 5.00%, due 9/1/21	1,300
1,300	Tulare Local Hlth. Care Dist., Ser. 2007, 5.00%, due 11/1/20	1,026
		133,233
Florida (0.4%)
420	Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09	409	ß
Guam (0.7%)
700	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	651
Louisiana (2.5%)
1,500	Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001-A, 5.25%, due 11/15/13	1,339	ß
1,250	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001-B, 5.50%, due 5/15/30	954
		2,293
New York (1.4%)
1,000	Nassau Co. IDA Continuing Care Retirement (The Amsterdam Harborside), Ser. 2007-A, 5.88%, due 1/1/18	830	ß
500	New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.), Ser. 2005-A, 6.25%, due 3/1/15	423
		1,253
North Carolina (1.6%)
1,405	North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev., Ser. 2003-A, 5.50%, due 1/1/14	1,517
Pennsylvania (1.0%)
1,000	Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 6.00%, due 1/1/18	879	ß
Puerto Rico (5.4%)
1,000	Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/15	877	ß
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (FSA Insured), 5.25%, due 8/1/17	3,070
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (FSA Insured), 5.25%, due 8/1/21	1,012
		4,959
Texas (1.1%)
900	Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003-A, 6.75%, due 4/1/38 Putable 4/1/13	591	µß
500	Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004-A1, 6.15%, due 1/1/16	413	ß
		1,004
Virgin Islands (2.0%)
250	Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22	193
750	Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund Loan Notes), Ser. 1998-E, 6.00%, due 10/1/22	680
1,000	Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998, 5.30%, due 7/1/18	944
		1,817
	Total Investments (162.2%) (Cost $153,145)	148,653	##
	Cash, receivables and other assets, less liabilities (2.2%)	1,976
	Liquidation Value of Auction Market Preferred Shares [(64.4%)]	(59,000)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$91,629

See Notes to Schedule of Investments

Notes to Schedule of Investments

†

Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods each Fund’s Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective November 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

	•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2009 (000’s omitted):

California:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	148,653
Level 3 – Significant Unobservable Inputs	-
Total	$148,653

Intermediate:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	459,648
Level 3 – Significant Unobservable Inputs	-
Total	$459,648

New York:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	121,473
Level 3 – Significant Unobservable Inputs	-
Total	$121,473

##	At January 31, 2009, selected Fund information on a U.S. federal income tax basis was as follows:

(000’s omitted) Neuberger Berman	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

California	$153,145	$3,514	$8,006	$(4,492)
Intermediate	467,932	15,802	24,086	(8,284)
New York	126,896	2,568	7,991	(5,423)

@

At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 76%, 70%, and 64% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2009, these securities amounted to approximately $925,000 or 1.0% of net assets applicable to common shareholders for California, approximately $3,937,000 or 1.4% of net assets applicable to common shareholders for Intermediate and approximately $925,000 or 1.3% of net assets applicable to common shareholders for New York.

ñ	These securities have been deemed by the investment manager to be illiquid. At January 31, 2009, these securities amounted to $2,544,000 or 0.9% of net assets for Intermediate.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2009.

a	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

#

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At January 31, 2009, these securities amounted to approximately $145,000 or 0.1% of net assets applicable to common shareholders for Intermediate and approximately $87,000 or 0.1% for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of January 31, 2009	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of January 31, 2009
Intermediate
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19	8/4/2006	$1,250	0.4%	$145	0.1%
New York
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19	8/4/2006	750	0.9	87	0.1

‡	Security is in default.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent financial statements.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended ("1940 Act")), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: March 31, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2009